                          -- FORM 13F COVER PAGE --
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: MARCH 31, 2005
                                              -------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:    SELZ CAPITAL, LLC
          ---------------------------------------------
 Address: 600 FIFTH AVENUE (25TH FLOOR)
          ---------------------------------------------
          NEW YORK NY 10020
          ---------------------------------------------
          ---------------------------------------------
 Form 13F File Number:  28- 028 - 10873
                        ---------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all
 information contained herein is true, correct and complete, and that it is understood that all required items, statements,
 schedules, lists, and tables, are considered integral parts of this form.
 Person Signing this Report on Behalf of Reporting Manager:
 Name:    BERNARD SELZ
          ---------------------------------------------
 Title:   MANAGING MEMBER
          ---------------------------------------------
 Phone:   (212) 218- 8271
          ---------------------------------------------
 Signature, Place, and Date of Signing: NEW YORK, NY    APRIL 20, 2005
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]
 Report Type (Check only one.):
 [X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
 [ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this
     report and a portion are reported by other reporting
     manager(s).)
 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers:             0
                                         ----------------
 Form 13F Information Table Entry Total:       59
                                         ----------------
 Form 13F Information Table Value Total: $250,797
                                         ----------------
                                            (thousands)
 List of Other Included Managers:
 Provide a numbered list of the name(s) and Form 13F file
 number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
     No.       Form 13F File Number          Name
               28-                              NONE
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

Column 1                     Column 2          Column 3  Column 4       Column 5        Column 6           Column 8
--------------------------------------------------------------------------------------------------------------------------
                                                                                                      Voting Authority
                                                           Value                       Investment ------------------------
Name of Issuer               Title of Class      Cusip   (x$1000) Shares or Prn Amount Discretion   Sole    Shared   None
--------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD         COM               G3223R108    5,987    70,350      SH    SOLE          61,000   --     9,350
--------------------------------------------------------------------------------------------------------------------------
ALLIANCE RES PARTNER L P     UT LTD PART       01877R108    2,571    40,000      SH    SOLE          40,000   --        --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC      COM               026874107    4,433    80,000      SH    SOLE          80,000   --        --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP          CL A              029912201      912    50,000      SH    SOLE          50,000   --        --
--------------------------------------------------------------------------------------------------------------------------
ANNALY MTG MGMT INC          COM               035710409      814    43,400      SH    SOLE           5,500   --    37,900
--------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION  COM               060505104      803    18,200      SH    SOLE           2,000   --    16,200
--------------------------------------------------------------------------------------------------------------------------
CAMBIOR INC                  COM               13201L103      516   238,000      SH    SOLE         238,000   --        --
--------------------------------------------------------------------------------------------------------------------------
CAPITAL AUTOMOTIVE REIT      COM SH BEN INT    139733109   14,308   432,000      SH    SOLE         260,000   --   172,000
--------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC              COM               141705103    5,967   150,000      SH    SOLE         150,000   --        --
--------------------------------------------------------------------------------------------------------------------------
CENTEX CORP                  COM               152312104    6,300   110,000      SH    SOLE         110,000   --        --
--------------------------------------------------------------------------------------------------------------------------
COLGATE PALMOLIVE CO         COM               194162103    2,609    50,000      SH    SOLE          50,000   --        --
--------------------------------------------------------------------------------------------------------------------------
CRAY INC                     COM               225223106    2,601 1,020,000      SH    SOLE       1,000,000   --    20,000
--------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP       COM               228227104    1,345    83,776      SH    SOLE          83,776   --        --
--------------------------------------------------------------------------------------------------------------------------
CROWN HOLDINGS INC           COM               228368106   12,137   780,000      SH    SOLE         680,000   --   100,000
--------------------------------------------------------------------------------------------------------------------------
EPIQ SYS INC                 COM               26882D109    1,558   120,000      SH    SOLE         120,000   --        --
--------------------------------------------------------------------------------------------------------------------------
EL PASO CORP                 DBCV         2/2  28336LAC3    1,055 2,000,000     PRN    SOLE       2,000,000   --        --
--------------------------------------------------------------------------------------------------------------------------
ESPEED INC                   CL A              296643109    2,300   250,000      SH    SOLE         250,000   --        --
--------------------------------------------------------------------------------------------------------------------------
FISHER SCIENTIFIC INTL INC   COM NEW           338032204    8,253   145,000      SH    SOLE         145,000   --        --
--------------------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA       SPONSORED ADR     338488109    6,263   484,000      SH    SOLE         377,000   --   107,000
--------------------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA       CALL              3384889I2      259    70,000      SH    SOLE          70,000   --        --
--------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO CL B              35671D857   13,495   340,700      SH    SOLE         282,500   --    58,200
--------------------------------------------------------------------------------------------------------------------------
GOLDCORP INC NEW             COM               380956409   13,322   937,500      SH    SOLE         850,000   --    87,500
--------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW       COM               38388F108    2,982   350,000      SH    SOLE         350,000   --        --
--------------------------------------------------------------------------------------------------------------------------
HARMONY GOLD MNG LTD         SPONSORED ADR     413216300      390    50,000      SH    SOLE          50,000   --        --
--------------------------------------------------------------------------------------------------------------------------
HARRAHS ENTMT INC            COM               413619107    1,292    20,000      SH    SOLE          20,000   --        --
--------------------------------------------------------------------------------------------------------------------------
HEALTH NET INC               COM               42222G108      818    25,000      SH    SOLE          25,000   --        --
--------------------------------------------------------------------------------------------------------------------------
HIGHLAND HOSPITALITY CORP    COM               430141101    1,656   160,000      SH    SOLE         100,000   --    60,000
--------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC               COM               45031U101    5,819   141,300      SH    SOLE          81,500   --    59,800
--------------------------------------------------------------------------------------------------------------------------
ISHARES INC                  MSCI JAPAN        464286848    5,245   500,000      SH    SOLE         500,000   --        --
--------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP              COM               492386107    1,567    20,000      SH    SOLE          20,000   --        --
--------------------------------------------------------------------------------------------------------------------------
KEY ENERGY SVCS INC          COM               492914106   10,630   926,800      SH    SOLE         734,500   --   192,300
--------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN MANAGEMENT LLC SHS               49455U100    5,199   128,078      SH    SOLE         128,078   --        --
--------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                  CL B              526057302    1,581    30,000      SH    SOLE          30,000   --        --
--------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC   COM               52729N100      721   350,000      SH    SOLE         350,000   --        --
--------------------------------------------------------------------------------------------------------------------------
MASSEY ENERGY CORP           COM               576206106    2,803    70,000      SH    SOLE          70,000   --        --
--------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                COM               58155Q103    1,888    50,000      SH    SOLE          50,000   --        --
--------------------------------------------------------------------------------------------------------------------------
MESA AIR GROUP INC           COM               590479101    7,070 1,010,000      SH    SOLE         960,000   --    50,000
--------------------------------------------------------------------------------------------------------------------------
MOSAIC CO                    COM               61945A107    1,194    70,000      SH    SOLE          70,000   --        --
--------------------------------------------------------------------------------------------------------------------------
NATURAL HEALTH TRENDS CORP   COM PAR $.001     63888P406      199    15,000      SH    SOLE          15,000   --        --
--------------------------------------------------------------------------------------------------------------------------
NORTHERN ORION RES INC       COM               665575106      145    50,000      SH    SOLE          50,000   --        --
--------------------------------------------------------------------------------------------------------------------------
OWENS ILL INC                COM NEW           690768403    2,514   100,000      SH    SOLE         100,000   --        --
--------------------------------------------------------------------------------------------------------------------------
PETROKAZAKHSTAN INC          COM               71649P102    4,631   115,000      SH    SOLE          80,000   --    35,000
--------------------------------------------------------------------------------------------------------------------------
PFIZER INC                   COM               717081103    7,093   270,000      SH    SOLE         200,000   --    70,000
--------------------------------------------------------------------------------------------------------------------------
PRECISION DRILLING CORP      COM               74022D100    3,738    50,000      SH    SOLE          50,000   --        --
--------------------------------------------------------------------------------------------------------------------------
RANDGOLD RES LTD             ADR               752344309    3,757   304,000      SH    SOLE         304,000   --        --
--------------------------------------------------------------------------------------------------------------------------
REGISTER COM INC             COM               75914G101    2,231   380,000      SH    SOLE         380,000   --        --
--------------------------------------------------------------------------------------------------------------------------
RIMAGE CORP                  COM               766721104    3,970   200,000      SH    SOLE         200,000   --        --
--------------------------------------------------------------------------------------------------------------------------
SAXON CAP INC NEW            COM               80556T106    1,720   100,000      SH    SOLE          75,000   --    25,000
--------------------------------------------------------------------------------------------------------------------------
SEA CONTAINERS LTD           CL A              811371707    1,278    70,000      SH    SOLE          70,000   --        --
--------------------------------------------------------------------------------------------------------------------------
SEABRIGHT INSURANCE HLDGS IN COM               811656107    1,034   100,000      SH    SOLE         100,000   --        --
--------------------------------------------------------------------------------------------------------------------------
SPIRIT FIN CORP              COM               848568309    1,195   110,000      SH    SOLE         100,000   --    10,000
--------------------------------------------------------------------------------------------------------------------------
STREETTRACKS GOLD TR         GOLD SHS          863307104    1,713    40,000      SH    SOLE          40,000   --        --
--------------------------------------------------------------------------------------------------------------------------
SUPERIOR ENERGY SVCS INC     COM               868157108    1,720   100,000      SH    SOLE         100,000   --        --
--------------------------------------------------------------------------------------------------------------------------
TALISMAN ENERGY INC          COM               87425E103    4,103   120,000      SH    SOLE         120,000   --        --
--------------------------------------------------------------------------------------------------------------------------
TESCO CORP                   COM               88157K101   25,592 2,220,700      SH    SOLE       1,985,700   --   235,000
--------------------------------------------------------------------------------------------------------------------------
3-D SYS CORP DEL             COM NEW           88554D205   10,963   581,000      SH    SOLE         462,900   --   118,100
--------------------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM              CL A              913247508    4,257   450,000      SH    SOLE         450,000   --        --
--------------------------------------------------------------------------------------------------------------------------
VENTAS INC                   COM               92276F100    9,415   377,200      SH    SOLE         235,000   --   142,200
--------------------------------------------------------------------------------------------------------------------------
WHEATON RIV MINERALS LTD     *W EXP 05/30/2007 962902177      866   375,000      SH    SOLE         312,500   --    62,500
--------------------------------------------------------------------------------------------------------------------------
                                                          250,797
--------------------------------------------------------------------------------------------------------------------------